Cover	Mar. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2022
Entity File Number	001-40198
Entity Registrant Name	Tech and Energy Transition Corporation
Entity Central Index Key	0001840920
Entity Tax Identification Number	83-0781939
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 W 55th St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TETCU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	TETC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	TETCWS
Security Exchange Name	NASDAQ